Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions
Related party transactions

25. Related party transactions

Related party transactions at voxeljet mainly consist of transactions with individuals on the Management Board and Supervisory Board.

Key management is defined as those individuals having authority and responsibility for planning, directing and controlling the activities of the Company within their function and within the interest of the Company.

The following table presents the amount and components of Management Board compensation:

MANAGEMENT COMPENSATION

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
Fixed compensation	781	778	644
Compensation arisen from stock option plan	360	231	--
Total	1,141	1,009	644

Management Board remuneration currently consists of a fixed monetary remuneration, other fixed benefits (including Company car allowances and contributions to a defined contribution plan), a variable bonus as well as the participation in a stock options plan, which was executed on April 7, 2017.

Transactions with related parties

A related party relationship could have an effect on the profit and loss and financial position of the Company. Defined as related parties are individuals or other third parties with whom voxeljet has common control relationships.

OTHER RELATED PARTIES

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003-Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999-Current
Andreas Schmid Logistik AG	Supplier	05/01/2017-Current
Suzhou Meimai Fast Manufacturing Technology Co., Ltd	Customer	04/11/2016-Current
Simon Franz	Employee	04/11/2017-Current
DSCS Digital Supply Chain Solutions GmbH	Customer	05/11/2017-Current

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 2, in each of 2018, 2017 and 2016. In addition, Franz Industriebeteiligungen AG received payments related to the use of certain paintings which are placed in the administrative building in Friedberg. Associated rental expenses amount to kEUR 2 in each of 2018, 2017, and 2016.

Further, voxeljet acquired goods amounting to kEUR 7, kEUR 15, and kEUR 15 in 2018, 2017 and 2016 from ‘Schlosserei und Metallbau Ederer’, which is owned by the brother of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

In addition, voxeljet received logistics services amounting to kEUR 74 and kEUR 43 in 2018 and 2017 from ‘Andreas Schmid Logistik’, where the member of our supervisory board Dr. Stefan Söhn serves as CFO.

Moreover, voxeljet received orders amounting to kEUR 175, kEUR 244 and kEUR 87 in 2018, 2017 and 2016 from ‘Suzhou Meimai Fast Manufacturing Technology Co., Ltd., which is our joint venture partner for voxeljet China.

Further, voxeljet received orders amounting to kEUR 0 and kEUR 0 in 2018 and 2017 from ‘DSCS Digital Supply Chain Solutions GmbH’, which is an associated company where we own 33.3%.

In addition, voxeljet employed Simon Franz, who is the son of voxeljet’s CFO Rudolf Franz. He received a salary of kEUR 12 and kEUR 3 in 2018 and 2017, respectively.